Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 61	¥ 398	¥ 389
Advances to suppliers	117	764	923
Receivables from online payment agencies	48	312	410
Deposits	31	204	239
Purchased copyrights	126	819	593
Others	143	928	791
Other assets, current	$ 526	¥ 3,425	¥ 3,345